Related Party Transactions - Summary of Expenses Charged by Our Controlling Shareholder (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Interest expense	[1]	$ 409	$ 462
Cost of revenue [Member]
Related Party Transaction [Line Items]
Royalty expense		619	752
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense		432	445
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense		334	317
Other expenses		$ 1,125	$ 97

[1]	Includes related party interest expense of $432 and $445 for the three months ended March 31, 2024 and 2023, respectively (See Note 12).